Income Taxes- Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Expense (Benefit)	$ 0	$ 1,293,000	$ 520,000
Operating Loss Carryforwards, Expiration Dates		2031 and 2016
Deferred Tax Assets, Valuation Allowance		$ 10,434,000	$ 9,141,000
Equity Method Investment, Ownership Percentage		50.00%